Concentration of Risks - Summary of Concentration of Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 14,161	$ 10,810
Concentration risk percentage	38.00%	53.00%
Revenue [Member] | Customer 1 [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 9,710	$ 8,561
Concentration risk percentage	26.00%	42.00%
Revenue [Member] | Customer 2 [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 4,451	$ 2,249
Concentration risk percentage	12.00%	11.00%
Accounts Receivable [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 1,111	$ 1,416
Concentration risk percentage	26.00%	38.00%
Accounts Receivable [Member] | Customer 1 [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 998	$ 1,126
Concentration risk percentage	23.00%	30.00%
Accounts Receivable [Member] | Customer 2 [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Concentration risk amount	$ 113	$ 290
Concentration risk percentage	3.00%	8.00%